INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Inventories	$ 1,598	$ 5,252
Write down of obsolete inventories	$ 1,149	$ 4,797	$ 0